Mineral Rights - Excelsior Springs	12 Months Ended
Dec. 31, 2022
Mineral Rights - Excelsior Springs
Mineral Rights - Excelsior Springs

Note 2 – Mineral Rights - Excelsior Springs

Effective December 27, 2021 (“Effective Date”), the Company simultaneously executed and consummated a definitive Share Purchase Agreement (the “SPA”) with Nubian Resources, Ltd. (“Nubian”). The SPA was the result of a previously disclosed Option Agreement with Nubian dated as of December 11, 2020, as amended by First Amendment to Option Agreement dated November 10, 2021 (the “Option”). While the Option granted the Company the right to acquire up to a 100% interest in the mining claims comprising the Excelsior Springs Prospect (the “Property”) located in Esmerelda County, Nevada, the Company and Nubian agreed to restructure the transaction so that the Company purchased 100% of the issued and outstanding shares of common stock of Nubian Resources USA, Ltd (“Nubian USA”), a wholly-owned subsidiary of Nubian which held the Property. By purchasing 100% of Nubian USA, the Company effectively acquired the remaining 90% interest in the Property through the issuance of 45,000,000 shares, the Company having previously acquired a 10% interest in the Property in December 2020 with the issuance of 5,000,000 shares. The 50 million shares issued to Nubian were issued as “restricted securities” under the Securities Act of 1933, as amended (“Securities Act”).

The mineral property was valued at the December 31, 2021, the closing date for the SPA with a stock price of $0.13, resulting in a fair value consideration of $5,850,000 for the 45,000,000 shares issued. The transaction does not constitute a business combination in accordance with ASC 805, which defines a business as an integrated set of activities and assets capable of being conducted and managed for the purposes of providing a return to investors or other participants and that a business consists of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. Management has determined that the acquired assets do not contain processes sufficient to constitute a business in accordance with ASC 805. The transaction represents the acquisition of assets in exchange for the assumption of liabilities and the issuance of share-based payments.

On June 9, 2022, the Company entered into an Acquisition Agreement (the “Agreement”) to purchase an undivided 100% interest in the Fortunatus and Prout patented lode mining claims in Esmeralda County, Nevada $185,000. The Agreement was completed in July 2022 with the following terms:

•	$25,000 will be settled in cash (Paid July 2022)

•	$35,000 of the purchase price settled by the issuance of 500,000 shares of the Company’s common stock (Issued); and

•	$125,000 will be settled by a loan, repayable by the Company in quarterly installments of $25,000, beginning November 13, 2022 (paid), and continuing until October 13, 2023, at which time the entire remaining unpaid principal balance will be payable. The balance due as of December 31, 2022 is $100,000.